Significant Accounting Policies	9 Months Ended
Sep. 30, 2014
Significant Accounting Policies
Significant Accounting Policies

2.Significant Accounting Policies

Basis of Presentation

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”). All significant intercompany transactions and balances have been eliminated in consolidation. The financial statements reported for September 30, 2014, and the three and nine-month periods then ended include the Company and all of its subsidiaries.

These interim financial statements have not been audited.  However, in the opinion of management, all adjustments consisting of only normal and recurring adjustments necessary for a fair statement of the financial statements have been included. As these are interim financial statements, they do not include all disclosures required for financial statements prepared in conformity with GAAP. Interim period results are not necessarily indicative of results of operations or cash flows for a full year.

These consolidated financial statements have been prepared pursuant to the rules and regulations of the Securities and Exchange Commission (“SEC”) regarding interim financial reporting. Accordingly, they do not include all disclosures required by GAAP and should be read in conjunction with our most recent audited consolidated financial statements included in Jones Energy, Inc.’s Annual Report on Form 10-K for the year ended December 31, 2013.

Use of Estimates

In preparing the accompanying financial statements, management has made certain estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent liabilities, and the reported amounts of revenue and expenses during the reporting period.  Actual results could differ from these estimates. Changes in estimates are recorded prospectively.

Significant assumptions are required in the valuation of proved oil and natural gas reserves, which affect the Company’s estimates of depletion expense, impairment, and the allocation of value in our business combinations. Significant assumptions are also required in the Company’s estimates of the net gain or loss on commodity derivative assets, fair value associated with business combinations, and asset retirement obligations (“ARO”).

Oil and Gas Properties

The Company accounts for its oil and natural gas exploration and production activities under the successful efforts method of accounting. Oil and gas properties consisted of the following at September 30, 2014 and December 31, 2013:

	September 30,	December 31,
(in thousands of dollars)	2014	2013

Mineral interests in properties
Unproved	$103,482	$99,134
Proved	974,868	958,816
Wells and equipment and related facilities	955,570	609,748
	2,033,920	1,667,698
Less: Accumulated depletion and impairment	(500,216)	(370,470)
Net oil and gas properties	$1,533,704	$1,297,228

Costs to acquire mineral interests in oil and natural gas properties are capitalized. Costs to drill and equip development wells and the related asset retirement costs are capitalized. The costs to drill and equip exploratory wells are capitalized pending determination of whether the Company has discovered proved commercial reserves. If proved commercial reserves are not discovered, such drilling costs are charged to expense. In some circumstances, it may be uncertain whether proved commercial reserves have been found when drilling has been completed. Such exploratory well drilling costs may continue to be capitalized if the anticipated reserve quantity is sufficient to justify its completion as a producing well and sufficient progress in assessing the reserves and the economic and operating viability of the project is being made. During the nine months ended September 30, 2014 we had no material capitalized costs associated with exploratory wells.

The Company capitalizes interest on expenditures for significant exploration and development projects that last more than six months while activities are in progress to bring the assets to their intended use. The Company did not capitalize any interest during the nine months ended September 30, 2014 as no projects lasted more than six months. Depletion of oil and gas properties amounted to $47.7 million and $129.7 million for the three and nine months ended September 30, 2014, respectively, and $30.3 million and $81.9 million for the three and nine months ended September 30, 2013, respectively.

Other Property, Plant and Equipment

Other property, plant and equipment consisted of the following at September 30, 2014 and December 31, 2013:

	September 30,	December 31,
(in thousands of dollars)	2014	2013

Leasehold improvements	$1,116	$1,060
Furniture, fixtures, computers and software	3,341	2,491
Vehicles	988	835
Aircraft	910	910
Other	219	134
	6,574	5,430
Less: Accumulated depreciation and amortization	(2,711)	(1,986)
Net other property, plant and equipment	$3,863	$3,444

Other property, plant and equipment is depreciated on a straight-line basis over the estimated useful lives of the property, plant and equipment, which range from three years to ten years. Depreciation and amortization of other property, plant and equipment amounted to $0.3 million and $0.8 million during the three and nine months ended September 30, 2014, respectively, and $0.2 million and $0.6 million during the three and nine months ended September 30, 2013, respectively.

Commodity Derivatives

The Company records its commodity derivative instruments on the Consolidated Balance Sheet as either an asset or liability measured at its fair value. Changes in the derivative’s fair value are recognized currently in earnings, unless specific hedge accounting criteria are met. During the nine month periods ended September 30, 2014 and 2013, the Company elected not to designate any of its commodity price risk management activities as cash-flow or fair value hedges. The changes in the fair values of outstanding financial instruments are recognized as gains or losses in the period of change.

Although the Company does not designate its commodity derivative instruments as cash-flow hedges, management uses those instruments to reduce the Company’s exposure to fluctuations in commodity prices related to its natural gas and oil production. Net gains and losses, at fair value, are included on the Consolidated Balance Sheet as current or noncurrent assets or liabilities based on the anticipated timing of cash settlements under the related contracts. Changes in the fair value of commodity derivative contracts are recorded in earnings as they occur and are included in other income (expense) on the Consolidated Statement of Operations. See Note 4 “Fair Value Measurement” for disclosure about the fair values of commodity derivative instruments.

Asset Retirement Obligations

The Company’s asset retirement obligations (“ARO”) consist of future plugging and abandonment expenses on oil and natural gas properties.

A summary of the Company’s ARO for the nine months ended September 30, 2014 is as follows:

(in thousands of dollars)
Balance at December 31, 2013	$10,963
Liabilities incurred	1,205
Accretion of discount	573
Liabilities settled due to sale of related properties	(54)
Liabilities settled due to plugging and abandonment	(55)
Change in estimate	36
Balance at September 30, 2014	12,668
Less: Current portion of ARO	(3,026)
Total long-term ARO at September 30, 2014	$9,642

Income Taxes

Following its IPO on July 29, 2013, the Company began recording a federal and state income tax liability associated with its status as a corporation. No provision for federal income taxes was recorded prior to the IPO because the taxable income or loss was includable in the income tax returns of the individual partners and members. The Company is also subject to state income taxes. The State of Texas includes in its tax system a franchise tax applicable to the Company and an accrual for franchise taxes is included in the financial statements when appropriate.

Income taxes are accounted for under the asset and liability method, which requires recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been included in the financial statements. Under this method, deferred tax assets and liabilities are determined based on the differences between the financial statements and tax basis of assets and liabilities using enacted tax rates in effect for the year in which differences are expected to be recovered or settled pursuant to the provisions of Accounting Standards Codification (“ASC”) ASC 740—Income Taxes. The effect of a change in tax rates on deferred tax assets and liabilities is recognized in income in the period that includes the enactment date.

The Company records a valuation allowance if it is deemed more likely than not that all or a portion of its deferred income tax assets will not be realized. In addition, income tax rules and regulations are subject to interpretation and the application of those rules and regulations require judgment by the Company and may be challenged by the taxation authorities. The Company follows ASC 740-10-25, which requires the use of a two-step approach for recognizing and measuring tax benefits taken or expected to be taken in a tax return and disclosures regarding uncertainties in income tax positions. Only tax positions that meet the “more likely than not” recognition threshold are recognized. The Company’s policy is to include any interest and penalties recorded on uncertain tax positions as a component of income tax expense. The Company’s unrecognized tax benefits or related interest and penalties are immaterial.

Tax Receivable Agreement

In conjunction with the IPO, the Company entered into a Tax Receivable Agreement (“TRA”) with JEH and the pre-IPO owners. Upon any exchange of JEH Units and Class B common stock of the Company for Class A common stock of the Company, the TRA provides for the payment by the Company, directly to such exchanging owners, of 85% of the amount of cash savings in income or franchise taxes that the Company realizes as a result of (i) the tax basis increases resulting from the exchange of JEH Units for shares of Class A common stock (or resulting from a sale of JEH Units for cash) and (ii) imputed interest deemed to be paid by the Company as a result of, and additional tax basis arising from, any payments the Company makes under the TRA. The Company will retain the benefit of the remaining 15% of the cash savings. Liabilities under the TRA will be recognized upon the exchange of shares. As of September 30, 2014, there had been no exchanges to date that resulted in a material liability.

Stock Compensation

JEH had a management incentive plan that provided membership-interest awards in JEH to members of senior management (“management units”). The management unit grants awarded prior to the initial filing of the registration statement in March 2013 had a dual vesting schedule and will be fully vested at December 31, 2014. All grants awarded after the initial registration statement but prior to the IPO have a vesting structure of either three or five equal annual installments and were valued at the IPO price, adjusted for equivalent shares. Both the vested and unvested management units were converted into JEH Units and shares of Class B common stock at the IPO date.

Under the Jones Energy, Inc. 2013 Omnibus Incentive Plan, established in conjunction with the Company’s IPO, the Company reserved 3,850,000 shares of Class A common stock for director and employee stock-based compensation awards.

In September 2013, the Company granted each of the four outside members of the Board of Directors 6,645 shares, and in September 2014, the Company granted each of the five outside members of the Board of Directors 5,486 shares of restricted Class A common stock under the Jones Energy, Inc. 2013 Omnibus Incentive Plan. The fair value of the restricted stock awards was based on the value of the Company’s Class A common stock on the date of grant and is expensed on a straight-line basis over the relevant vesting periods.

In May 2014, the Company granted performance unit and restricted stock unit awards to certain officers and employees under the Jones Energy, Inc. 2013 Omnibus Incentive Plan. The fair value of the performance units was based on the grant date fair value (using a Monte Carlo simulation model) and is expensed on a straight-line basis over the applicable three-year performance period. The number of shares of common stock issuable upon vesting of the performance unit awards ranges from zero to 200% based on the Company’s total shareholder return relative to an industry peer group over the applicable three-year performance period. The fair value of the restricted stock unit awards was based on the value of the Company’s Class A common stock on the date of grant and is expensed on a straight-line basis over the applicable three-year vesting period.

Refer to Note 7 “Stock-based Compensation” for additional information regarding the management units, performance units, and restricted stock unit awards.

Recent Accounting Pronouncements

We have considered all new accounting pronouncements and concluded there are no new pronouncements that may have a material impact on the  results of operations, financial condition or cash flows, based on current information.